Salaries and payroll taxes (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of salaries and social security payable

	As of December 31, 2022	As of December 31, 2021
Current
Provision for bonuses and incentives	17,599	12,102
Salaries and social security contributions	7,521	5,389

Total current	25,120	17,491